UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Clarkston Capital Partners
Address:  91 West Long Lake
          Bloomfield Hills, MI  48304

Form 13F File Number:   028-15091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Salvatore F. Gianino
Title:    Chief Compliance Officer
Phone:    (248) 723-8000

Signature, Place, and Date of Signing:

   /s/ Salvatore F. Gianino         Bloomfield Hills, MI          4/19/2013
   ------------------------         --------------------          ---------
         [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          101
                                         -----------

Form 13F Information Table Value Total:  $   154,410
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

              COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                      TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
           NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ -------
3M Co                                 EQUITY   88579y101       1,736      16,330 SH       Y                    16,330
Airgas Inc                            EQUITY   009363102           0           5 SH       Y                         5
American Express Co                   EQUITY   025816109       2,267      33,610 SH       Y                    33,610
Antares Pharma Inc                    EQUITY   036642106          78      21,760 SH       Y                    21,760
Apple Inc                             EQUITY   037833100       2,184       4,933 SH       Y                     4,933
Arthur J Gallagher & Co               EQUITY   363576109         866      20,975 SH       Y                    20,975
Baidu Inc ADS                         EQUITY   056752108       1,316      15,000 SH       Y                    15,000
Becton Dickinson & Co                 EQUITY   075887109       1,367      14,300 SH       Y                    14,300
Body Central Corp                     EQUITY   09689u102          94      10,000 SH       Y                    10,000
Bristol-Myers Squibb Co               EQUITY   110122108         213       5,175 SH       Y                     5,175
Broadridge Finl                       EQUITY   11133t103         257      10,350 SH       Y                                   10,350
Broadridge Finl                       EQUITY   11133t103       5,139     206,873 SH       Y                   206,873
Campbell Soup Co                      EQUITY   134429109       1,361      29,995 SH       Y                    29,995
Capital One Finl Corp                 EQUITY   14040h105       2,622      47,720 SH       Y                    47,720
Caterpillar Inc                       EQUITY   149123101         323       3,710 SH       Y                     3,710
CH Robinson WW Inc                    EQUITY   12541w209         990      16,645 SH       Y                    16,645
Charles River Labs Intl               EQUITY   159864107       1,296      29,275 SH       Y                    29,275
Church & Dwight Co                    EQUITY   171340102         210       3,245 SH       Y                     3,245
Cintas Corp                           EQUITY   172908105       1,672      37,895 SH       Y                    37,895
Cisco Systems Inc                     EQUITY   17275r102       5,044     241,418 SH       Y                   241,418
Clorox Co                             EQUITY   189054109       1,576      17,797 SH       Y                    17,797
Coca Cola Co                          EQUITY   191216100         739      18,272 SH       Y                    18,272
Copart Inc                            EQUITY   217204106         548      16,000 SH       Y                    16,000
Corporate Exec Board                  EQUITY   21988r102         268       4,615 SH       Y                     4,615
Costco Wholesale                      EQUITY   22160k105         422       3,975 SH       Y                     3,975
Dell Inc                              EQUITY   24702r101       1,141      79,620 SH       Y                    79,620
Diageo PLC ADR                        EQUITY   25243q205         597       4,743 SH       Y                     4,743
Disney Walt Co                        EQUITY   254687106       1,642      28,901 SH       Y                    28,901
Duke Energy Corp                      EQUITY   26441c204         295       4,066 SH       Y                     4,066
Dun & Bradstreet Corp                 EQUITY   26483e100       1,622      19,390 SH       Y                    19,390
Emerson Electric                      EQUITY   291011104       1,325      23,710 SH       Y                    23,710
Equifax Inc                           EQUITY   294429105         917      15,930 SH       Y                    15,930
Exxon Mobil Corp                      EQUITY   30231g102       2,533      28,113 SH       Y                    28,113
Fair Isaac Corp                       EQUITY   303250104         254       5,550 SH       Y                     5,550
Federated Investors Inc               EQUITY   314211103       2,759     116,558 SH       Y                   116,558
FedEx Corp                            EQUITY   31428x106         208       2,115 SH       Y                     2,115
Ford Motor Co                         EQUITY   345370860         614      46,673 SH       Y                    46,673
Forward Air Corp                      EQUITY   349853101         248       6,655 SH       Y                     6,655
General Electric Co                   EQUITY   369604103       5,304     229,411 SH       Y                   229,411
Google Inc Cl A                       EQUITY   38259p508         712         896 SH       Y                       896
Graco Inc                             EQUITY   384109104         519       8,940 SH       Y                     8,940
Hillenbrand Inc                       EQUITY   431571108       2,138      84,590 SH       Y                    84,590
Home Depot Inc                        EQUITY   437076102       1,087      15,580 SH       Y                    15,580
Intel Corp                            EQUITY   458140100       2,168      99,315 SH       Y                    99,315
Intl Business Machines                EQUITY   459200101         986       4,624 SH       Y                     4,624
Johnson & Johnson                     EQUITY   478160104       7,411      90,900 SH       Y                    90,900
Kellogg Co                            EQUITY   487836108         833      12,930 SH       Y                    12,930
Landstar Systems                      EQUITY   515098101         300       5,250 SH       Y                     5,250
Legg Mason Inc                        EQUITY   524901105         277       8,625 SH       Y                                    8,625
Legg Mason Inc                        EQUITY   524901105       4,598     143,011 SH       Y                   143,011
Lennar Corp Cl A                      EQUITY   526057104           0          10 SH       Y                        10
Linear Tech Corp                      EQUITY   535678106         510      13,300 SH       Y                    13,300
Mackinac Finl Corp                    EQUITY   554571109       1,107     120,223 SH       N                                  120,223
Mackinac Finl Corp                    EQUITY   554571109         215      23,375 SH       Y                    23,375
Markel Corp                           EQUITY   570535104         767       1,524 SH       Y                     1,524
Mastercard Inc Cl A                   EQUITY   57636q104         814       1,505 SH       Y                     1,505
Matthews Intl Cl A                    EQUITY   577128101       1,425      40,800 SH       Y                    40,800
McCormick & Co Inc                    EQUITY   579780206       1,194      16,240 SH       Y                    16,240
McDonalds Corp                        EQUITY   580135101         343       3,445 SH       Y                     3,445
Medtronic Inc                         EQUITY   585055106       3,948      84,080 SH       Y                    84,080
Microsoft Corp                        EQUITY   594918104       5,734     200,464 SH       Y                   200,464
Mondelez Intl                         EQUITY   609207105       2,276      74,330 SH       Y                    74,330
NCR Corp                              EQUITY   62886e108           0          18 SH       Y                        18
Omnicare Inc                          EQUITY   681904108         228       5,600 SH       Y                                    5,600
Omnicare Inc                          EQUITY   681904108       3,094      75,993 SH       Y                    75,993
Patterson Co Inc                      EQUITY   703395103       1,487      39,085 SH       Y                    39,085
Paychex Inc                           EQUITY   704326107       1,395      39,791 SH       Y                    39,791
PepsiCo Inc                           EQUITY   713448108       6,268      79,238 SH       Y                    79,238
Pfizer Inc                            EQUITY   717081103       3,433     118,966 SH       Y                   118,966
Procter & Gamble Co                   EQUITY   742718109       6,916      89,750 SH       Y                    89,750
Ritchie Bros Auction                  EQUITY   767744105         385      17,745 SH       Y                    17,745
RPM Intl Inc                          EQUITY   749685103           6         200 SH       Y                       200
Schwab Charles Corp                   EQUITY   808513105       4,511     254,999 SH       Y                   254,999
Sigma-Aldrich Corp                    EQUITY   826552101       1,129      14,535 SH       Y                    14,535
Sun Communities Inc                   EQUITY   866674104         296       6,000 SH       N                                    6,000
Sysco Corp                            EQUITY   871829107       6,250     177,720 SH       Y                   177,720
Texas Instruments                     EQUITY   882508104         248       7,000 SH       Y                     7,000
Thermo Fisher Scientific              EQUITY   883556102         245       3,200 SH       Y                     3,200
Thor Industries Inc                   EQUITY   885160101         287       7,790 SH       Y                     7,790
Union Pacific Corp                    EQUITY   907818108         229       1,605 SH       Y                     1,605
United Parcel Service                 EQUITY   911312106       2,431      28,300 SH       Y                    28,300
US Bancorp                            EQUITY   902973304       3,005      88,578 SH       Y                    88,578
Valspar Corp                          EQUITY   920355104         329       5,280 SH       Y                     5,280
Vanguard M/C ETF                      ETF      922908629         263       2,832 SH       Y                     2,832
Vanguard MegaCap 300 ETF              ETF      921910873         341       6,361 SH       Y                     6,361
Vanguard MSCI EAFE ETF                ETF      921943858         257       7,046 SH       Y                     7,046
Vanguard S&P 500 ETF                  ETF      922908413       1,153      16,091 SH       Y                    16,091
VCA Antech Inc                        EQUITY   918194101         638      27,140 SH       Y                    27,140
Visa Inc                              EQUITY   92826c839         826       4,865 SH       Y                     4,865
Wal-Mart Stores Inc                   EQUITY   931142103       2,248      30,040 SH       Y                    30,040
Washington Post Cl B                  EQUITY   939640108       1,014       2,268 SH       Y                     2,268
Waste Mgmt Inc                        EQUITY   94106L109       1,185      30,230 SH       Y                    30,230
Waters Corp                           EQUITY   941848103         329       3,505 SH       Y                     3,505
Weight Watchers Intl                  EQUITY   948626106         512      12,165 SH       Y                    12,165
WellPoint Inc                         EQUITY   94973v107       2,427      36,645 SH       Y                    36,645
Wells Fargo & Co                      EQUITY   949746101         233       6,300 SH       Y                     6,300
Western Union Co                      EQUITY   959802109         298      19,800 SH       Y                                   19,800
Western Union Co                      EQUITY   959802109       6,667     443,316 SH       Y                   443,316
Weyerhaeuser Co                       EQUITY   962166104         314      10,005 SH       Y                    10,005
Willis Grp Hldgs PLC                  EQUITY   g96666105       1,194      30,237 SH       Y                    30,237
Zebra Tech Cl A                       EQUITY   989207105         928      19,680 SH       Y                    19,680